Provisions for Retirement Benefit Obligations - Change in net provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions for Retirement Benefit Obligations
At beginning of period	€ (1,429)	€ (1,385)	€ (1,127)
Other changes		(75)
Expense for the period	(230)	(200)	(209)
Actuarial gains or losses recognized in other comprehensive income	425	82	(49)
At end of period	€ (1,234)	€ (1,429)	€ (1,385)